Statements of Changes in Partners' Capital (USD $)	Limited Partners [Member]	General Partner [Member]	Total	Morgan Stanley Smith Barney Charter Campbell L.P. [Member] Limited Partners [Member]	Morgan Stanley Smith Barney Charter Campbell L.P. [Member] General Partner [Member]	Morgan Stanley Smith Barney Charter Campbell L.P. [Member]	Morgan Stanley Smith Barney Charter Aspect L.P. [Member] Limited Partners [Member]	Morgan Stanley Smith Barney Charter Aspect L.P. [Member] General Partner [Member]	Morgan Stanley Smith Barney Charter Aspect L.P. [Member]
Balance at Dec. 31, 2009	$ 91,155,811	$ 931,365	$ 92,087,176	$ 93,776,897	$ 952,606	$ 94,729,503	$ 111,976,636	$ 1,137,094	$ 113,113,730
Balance (in units) at Dec. 31, 2009			8,050,554.657			9,674,466.469			6,041,806.198
Increase/(decrease) in Partners' Capital [Roll Forward]
Net Income (Loss)	7,136,913	73,588	7,210,501	5,668,654	59,458	5,728,112	10,821,260	112,886	10,934,146
Redemptions	(18,410,909)	(112,428)	(18,523,337)	(18,637,105)	(134,469)	(18,771,574)	(16,886,612)	(92,119)	(16,978,731)
Redemptions (in units)			(1,547,532.904)			(1,958,082.547)			(872,165.267)
Balance at Dec. 31, 2010	79,881,815	892,525	80,774,340	80,808,446	877,595	81,686,041	105,911,284	1,157,861	107,069,145
Balance (in units) at Dec. 31, 2010			6,503,021.753			7,716,383.922			5,169,640.931
Increase/(decrease) in Partners' Capital [Roll Forward]
Net Income (Loss)	1,254,790	14,595	1,269,385	(5,354,560)	(61,966)	(5,416,526)	1,057,020	12,896	1,069,916
Redemptions	(12,495,683)	0	(12,495,683)	(17,060,643)	(100,094)	(17,160,737)	(14,293,505)	(99,988)	(14,393,493)
Redemptions (in units)			(993,900.324)			(1,669,323.158)			(693,201.784)
Balance at Dec. 31, 2011	68,640,922	907,120	69,548,042	58,393,243	715,535	59,108,778	92,674,799	1,070,769	93,745,568
Balance (in units) at Dec. 31, 2011			5,509,121.429			6,047,060.764			4,476,439.147
Increase/(decrease) in Partners' Capital [Roll Forward]
Net Income (Loss)	(6,186,843)	(76,753)	(6,263,596)	75,477	5,058	80,535	(11,911,182)	(133,219)	(12,044,401)
Redemptions	(19,436,159)	(299,998)	(19,736,157)	(16,154,830)	(200,103)	(16,354,933)	(18,201,659)	(200,012)	(18,401,671)
Redemptions (in units)			(1,679,265.122)			(1,628,814.049)			(926,765.223)
Balance at Dec. 31, 2012	$ 43,017,920	$ 530,369	$ 43,548,289	$ 42,313,890	$ 520,490	$ 42,834,380	$ 62,561,958	$ 737,538	$ 63,299,496
Balance (in units) at Dec. 31, 2012			3,829,856.307			4,418,246.715			3,549,673.924